LEASES, Future Maturity of Lease Liabilities (Details)	Sep. 30, 2025 USD ($)
Future Maturity of Lease Liabilities [Abstract]
Remainder of fiscal year ending March 31, 2026	$ 214,809
Less: interest	(3,623)
Present value of lease liabilities	$ 211,186